THE MANAGERS FUNDS
                 EQUITY FUNDS

       Supplement dated October 7, 1999
      to Prospectus dated April 1, 1999

The Prospectus is hereby supplemented as follows:

INCOME EQUITY FUND
------------------

As of January 1, 1999, Managers Income Equity
Fund will declare and pay dividends quarterly rather than monthly.



October 7, 1999